Stock-Based Compensation (Details) - Schedule of stock option activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Number of Options
Granted, Number of Options	4,347,492
Granted, Weighted Average Exercise Price (in Dollars per share)	$ 5.15
Exercised, Number of Options
Cancelled/forfeited, Number of Options
Ending balance, Number of Options	4,347,492
Ending balanc, Weighted Average Exercise Price (in Dollars per share)	$ 5.15
Ending balance, Weighted Average Remaining Contractual Life (Years)	9 years 9 months 14 days
Ending balance, Aggregate Intrinsic Value (in Dollars)	$ 498,000
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Number of Options	31,962,921
Beginning balance, Weighted Average Exercise Price (in Dollars per share)	$ 2.81
Beginning balance, Weighted Average Remaining Contractual Life (Years)	7 years 9 months 7 days	8 years 9 months
Beginning balance, Aggregate Intrinsic Value (in Dollars)	$ 86,075,000
Granted, Number of Options
Exercised, Number of Options	(268,702)	(2,757,671)
Exercised, Weighted Average Exercise Price (in Dollars per share)	$ 2.5	$ 2.3
Exercised, Aggregate Intrinsic Value (in Dollars)	$ 729,000
Cancelled/forfeited, Number of Options	(1,049,835)	(969,240)
Cancelled/forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 3.4	$ 3.65
Ending balance, Number of Options	30,644,384	31,962,921
Ending balanc, Weighted Average Exercise Price (in Dollars per share)	$ 2.79	$ 2.81
Ending balance, Weighted Average Remaining Contractual Life (Years)	7 years 4 months 2 days	7 years 9 months 7 days
Ending balance, Aggregate Intrinsic Value (in Dollars)	$ 73,051,000	$ 86,075,000
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Number of Options	9,526,727
Beginning balance, Weighted Average Exercise Price (in Dollars per share)	$ 5.55
Beginning balance, Weighted Average Remaining Contractual Life (Years)	8 years	9 years 3 months 3 days
Beginning balance, Aggregate Intrinsic Value (in Dollars)	$ 13,905,000
Granted, Number of Options
Exercised, Number of Options	(492,973)	(1,630,925)
Exercised, Weighted Average Exercise Price (in Dollars per share)	$ 2.41	$ 2.54
Exercised, Aggregate Intrinsic Value (in Dollars)	$ 1,037,000
Cancelled/forfeited, Number of Options	(243,815)	(848,955)
Cancelled/forfeited, Weighted Average Exercise Price (in Dollars per share)	$ 8.02	$ 2.68
Ending balance, Number of Options	8,789,939	9,526,727
Ending balanc, Weighted Average Exercise Price (in Dollars per share)	$ 5.74	$ 5.55
Ending balance, Weighted Average Remaining Contractual Life (Years)	8 years 4 months 24 days	8 years 3 days
Ending balance, Aggregate Intrinsic Value (in Dollars)	$ 10,759,000	$ 13,905,000